Supplement dated May 31, 2022
to the following statutory prospectus(es):
Monument Advisor dated May 1, 2022
This supplement updates certain information contained in your statutory prospectus. Please read and retain this supplement for future reference.
1.	The following Investment Portfolios are offered as investment options under the contract. The Current Expenses are updated as indicated below:

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Fixed Income	Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares This Sub-Account is not available as an investment option for new Contracts issued on or after April 29, 2022 Investment Advisor: Invesco Advisers, Inc.	0.87%*	0.00%	0.87%	-1.00%	4.40%	4.52%
Allocation	Russell Investment Funds - Balanced Strategy Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC	0.92%*	0.00%	0.92%	13.03%	8.14%	7.66%
Allocation	Russell Investment Funds - Equity Growth Strategy Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC	1.00%*	0.00%	1.00%	19.61%	10.60%	9.72%
Equity	Russell Investment Funds - International Developed Markets Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC	1.02%*	0.00%	1.02%	12.65%	8.55%	7.87%
Allocation	Russell Investment Funds - Moderate Strategy Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC	0.84%*	0.00%	0.84%	8.23%	6.24%	5.95%
Fixed Income	Russell Investment Funds - Strategic Bond Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC	0.67%	0.00%	0.67%	-1.82%	3.67%	3.33%
PROS-0661

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2021)
					1 year	5 year	10 year
Equity	Russell Investment Funds - U.S. Small Cap Equity Fund This Sub-Account is no longer available to receive transfers or new purchase payments effective November 13, 2013 Investment Advisor: Russell Investment Management, LLC	1.12%*	0.00%	1.12%	25.79	12.14%	12.39%
Allocation	The Timothy Plan - Conservative Growth Portfolio Variable Series Investment Advisor: Timothy Partners, Ltd.	1.56%	0.00%	1.56%	7.92%	6.15%	5.36%
Allocation	The Timothy Plan - Strategic Growth Portfolio Variable Series Investment Advisor: Timothy Partners, Ltd.	1.38%	0.00%	1.38%	12.51%	7.76%	7.03%
2.	In Appendix A: More Information About the Investment Portfolios, all references to "Low Cost Fund Fee" or "Low Cost Sub-Account Fee" are revised to "Low Cost Fund Platform Fee".
3.	In Appendix A: More Information About the Investment Portfolios, the table of Investment Portfolios is updated to include the following footnote immediately after the table:
[1]	Reflects the current Low Cost Fund Platform Fee. The maximum Low Cost Fund Platform Fee applicable for any Sub-account is 0.35%.
PROS-0661
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